UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                 (HESTER LOGO)

                               TOTAL RETURN FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               September 30, 2004

                     (HESTER CAPITAL MANAGEMENT, LLC LOGO)

October 22, 2004

Dear Shareholders:

   We are pleased to submit this semi-annual update on the Hester Total Return Fund (the Fund). On September 30, 2004, the market value of the Fund's portfolio was $11,541,324. The Fund ended September with 87.8% of the portfolio invested in common stocks and 12.2% in short-term cash reserves.

   Over the past nine months, more securities have been sold in terms of market value than purchased, with sales of $1,894,926 and purchases of $1,730,634. Our belief is that we are in trading range markets for the foreseeable future, and in order to add value, it will be imperative to adhere to our purchase disciplines, but more importantly, our sell disciplines. Subsequently, as stocks reached our price targets, we have eliminated positions, or made significant trims in order to harvest gains. As a result, September ended with a larger cash position than normal.

   For the six months ended September 30, the Fund had a positive total return of 2.49%, well in excess of the S&P 500 Composite Index and Lipper Large Cap Value Fund Index returns of -0.18% and 0.51%, respectively. Sectors that have added value to the portfolio include the holdings in wholesale distribution, environmental control, healthcare services, machinery, manufacturing, and oil & gas/pipelines. Over the last year, the Fund was up 22.69% compared to the S&P at 13.87% and the Lipper at 16.69%. As measured by average annual total return, the portfolio also exceeded the benchmarks over five years at 3.81% with the S&P at -1.33% and the Lipper at 1.35% for the same period. Since inception (9/30/98), the Fund's average annual total return was 7.62%, well above the S&P and Lipper, which returned 3.03% and 4.27%, respectively.

   Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-811-0215.

   While there are three months left in this election year, to date the U.S. financial markets have produced anemic results. The stock market is basically flat with the Standard & Poor's 500 Composite Index up 1.48%, while the technology heavy NASDAQ is down 5.32%, and the Dow Jones is down 2.06%. Bonds have produced modest, yet positive returns in the range of 2.3% to 3.4%.

   Many factors are worrying investors including the election, the pace of employment growth, and of course, the war with Iraq. Contributing to these concerns are the price of oil, the Federal Reserve, which appears determined to raise interest rates, and the stability of China's economic growth rate.

   For now, it appears to us that the U.S. economy has enough stimuli to sustain modest growth well into 2005. Energy costs are without question a major drag on personal consumption, and we believe the rate of growth in corporate profits has probably peaked for this cycle. Interest rates could rise as much as 75 basis points from today's levels of 4.05% on the 10-year U.S. Treasury Note. We believe stock prices should track earnings, thus providing 7% to 10% upside on a twelve-month horizon.

   We sincerely appreciate the opportunity to serve as adviser to the Hester Total Return Fund and value your trust and confidence.

Sincerely,

   /s/I. Craig Hester                        /s/John E. Gunthorp

   I. Craig Hester, CFA                      John E. Gunthorp, CFA

The opinions expressed above are those of Ira Craig Hester and John E. Gunthorp and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Sector allocations are subject to change and are not a recommendation to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus.   Please
refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, Distributor. (11/04)

                            HESTER TOTAL RETURN FUND

INVESTMENT PERFORMANCE

                                                                                                 SINCE
                                      SIX            ONE           THREE           FIVE        INCEPTION
                                  MONTHS*<F1>     YEAR*<F1>      YEAR*<F1>      YEAR*<F1>     9/30/98*<F1>
                                  -----------     ---------      ---------      ---------     ------------
HESTER TOTAL RETURN FUND             2.49%          22.69%         8.98%          3.81%          7.62%
Blended Custom Index**<F2>          (0.08%)         11.07%         4.43%          0.80%          3.78%

STOCK MARKET INDICES
--------------------
HESTER TOTAL RETURN FUND -
  EQUITIES ONLY                      3.60%          25.88%        11.56%          4.89%          9.53%
Lipper Large Cap
  Value Fund Index                   0.51%          16.69%         4.79%          1.35%          4.27%
S&P 500 Composite Index             (0.18%)         13.87%         4.05%         (1.31%)         3.03%

BOND MARKET INDICES
-------------------
HESTER TOTAL RETURN FUND -
  BONDS ONLY                          NA***<F3>       NA***<F3>    3.08%          6.13%          6.04%
Lehman Brothers U.S.
  Intermediate Govt/Credit
  Bond Index                         0.23%           2.65%         5.56%          7.13%          6.02%
Lehman Brothers U.S.
  Govt/Credit Bond Index             0.55%           3.33%         6.32%          7.74%          6.12%

CASH EQUIVALENTS INDICES
------------------------
90-day U.S. Treasury Bills           0.48%           0.94%         1.39%          3.05%          3.29%
Consumer Price Index                 1.33%           2.32%         2.06%          2.45%          2.48%

  *<F1>   Annualized.
 **<F2> 75% S&P 500 Composite Index and 25% Lehman U.S. Intermediate Government/Credit Bond Index.
***<F3>   The Fund did not hold any bonds during this period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-811-0215.

Index Descriptions:
-------------------

Lipper Large Cap Value Fund: The largest thirty funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater that 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Standard & Poor's 500 Index: The index is a broad-based, capitalization-weighted, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Each stock is weighted by its proportion of the total market value of all 500 issues. Thus, larger companies have a greater effect on the index.

Lehman U.S. Govt/Credit Bond Index: The Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

91-day U.S. Treasury Bills: Provide a measure of riskless return. The rate of return is the average interest rate available on the beginning of each month for a Treasury Bill maturing in ninety days.

Consumer Price Index: A measure of the average change in prices over time of goods and services purchased by households.

                            HESTER TOTAL RETURN FUND

SECTOR ALLOCATION At September 30, 2004 (Unaudited)

                    Consumer Discretionary              9.5%
                    Consumer Staples                    3.6%
                    Energy                              6.4%
                    Financials                          9.5%
                    Health Care                        17.7%
                    Industrials                        20.2%
                    Information Technology              6.3%
                    Materials                           2.8%
                    Utilities                           2.1%
                    Cash*<F4>                          11.9%

*<F4>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE  For the Six Months Ended September 30, 2004 (Unaudited)

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning       Ending          Expenses Paid
                                Account        Account       During the Period
                              Value 4/1/04  Value 9/30/04  4/1/04 - 9/30/04*<F5>
                              ------------  -------------  ---------------------
Actual**<F6>                     $1,000        $1,025             $9.09
Hypothetical (5% annual
  return before expenses)**<F6>  $1,000        $1,016             $9.05

 *<F5> Expenses are equal to the Fund's annualized expense ratio of 1.79% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).
**<F6> Effective August 1, 2004, the Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.70%. Had the 1.70% expense ratio been in effect throughout the period, the Actual beginning account value is $1,000, the ending account value would be $1,025, and the expenses paid during the period 4/1/04 through 9/30/04 would be $8.63. As for the Hypothetical example, the beginning account value is $1,000, the ending account value would be $1,017, and the expenses paid during the period 4/1/04 through 9/30/04 would be $8.59.

                            HESTER TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 88.2%

ADVERTISING: 1.5%
     4,200   Lamar Advertising
               Co. - Class A*<F7>                                  $   174,762
                                                                   -----------

APPAREL: 2.3%
     4,500   Jones Apparel Group, Inc.                                 161,100
     2,700   Polo Ralph Lauren Corp.                                    98,199
                                                                   -----------
                                                                       259,299
                                                                   -----------

BANKS: 1.8%
     7,000   The Bank of
               New York Co., Inc.                                      204,190
                                                                   -----------

BEVERAGES: 1.8%
     5,000   The Coca-Cola Co.                                         200,250
                                                                   -----------

BUILDING MATERIALS: 0.9%
     3,300   York International Corp.                                  104,247
                                                                   -----------

CHEMICALS:  1.3%
     7,000   Sensient Technologies Corp.                               151,480
                                                                   -----------

COMMERCIAL SERVICES:  1.9%
     3,000   ADESA, Inc.*<F7>                                           49,290
     8,000   Cendant Corp.                                             172,800
                                                                   -----------
                                                                       222,090
                                                                   -----------

COMPUTERS: 3.8%
    11,008   Hewlett-Packard Co.                                       206,400
    14,600   Perot Systems
               Corp. - Class A*<F7>                                    234,476
                                                                   -----------
                                                                       440,876
                                                                   -----------

DISTRIBUTION/WHOLESALE: 2.5%
     5,000   W.W. Grainger, Inc.                                       288,250
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 5.9%
     3,750   Affiliated Managers
               Group, Inc.*<F7>                                        200,775
    10,666   Citigroup Inc.                                            470,584
                                                                   -----------
                                                                       671,359
                                                                   -----------

ELECTRONICS: 5.0%
     6,900   Koninklijke Philips
               Electronics N.V.                                        158,079
     4,750   Parker-Hannifin Corp.                                     279,585
     3,200   Waters Corp.*<F7>                                         141,120
                                                                   -----------
                                                                       578,784
                                                                   -----------

ENVIRONMENTAL CONTROL:  2.2%
     7,800   Waste Connections, Inc.*<F7>                              247,104
                                                                   -----------

FOOD: 1.8%
     5,000   Albertson's, Inc.                                         119,650
     8,600   Del Monte Foods Co.*<F7>                                   90,214
                                                                   -----------
                                                                       209,864
                                                                   -----------

HEALTHCARE PRODUCTS: 10.6%
     5,200   C.R. Bard, Inc.                                           294,476
     8,000   DENTSPLY
               International Inc.                                      415,520
     7,000   Johnson & Johnson                                         394,310
     7,000   Possis Medical, Inc.*<F7>                                 109,620
                                                                   -----------
                                                                     1,213,926
                                                                   -----------

HEALTHCARE SERVICES: 1.9%
     2,500   Quest Diagnostics Inc.                                    220,550
                                                                   -----------

HOME FURNISHINGS: 1.1%
     3,700   Ethan Allen Interiors Inc.                                128,575
                                                                   -----------

INSURANCE: 1.8%
     3,100   American International
               Group, Inc.                                             210,769
                                                                   -----------

MACHINERY - DIVERSIFIED: 2.2%
     1,300   Briggs & Stratton Corp.                                   105,560
     3,900   Rockwell
               Automation, Inc.                                        150,930
                                                                   -----------
                                                                       256,490
                                                                   -----------

MANUFACTURING - MISCELLANEOUS: 8.0%
    14,000   General Electric Co.                                      470,120
     4,200   Pall Corp.                                                102,816
    11,300   Tyco International Ltd.                                   346,458
                                                                   -----------
                                                                       919,394
                                                                   -----------

OIL & GAS: 6.5%
     2,650   ConocoPhillips                                            219,552
     5,000   Exxon Mobil Corp.                                         241,650
     6,400   Baker Hughes Inc.                                         279,808
                                                                   -----------
                                                                       741,010
                                                                   -----------

PACKAGING & CONTAINERS: 1.5%
     7,500   Pactiv Corp.*<F7>                                         174,375
                                                                   -----------

PHARMACEUTICALS: 2.7%
    10,000   Pfizer Inc.                                               306,000
                                                                   -----------

PIPELINES: 2.1%
     4,500   Equitable Resources, Inc.                                 244,395
                                                                   -----------

RETAIL: 3.2%
     6,700   The Home Depot, Inc.                                      262,640
     1,900   Neiman-Marcus
               Group, Inc. - Class A*<F7>                              109,250
                                                                   -----------
                                                                       371,890
                                                                   -----------

SEMICONDUCTORS: 2.5%
     8,300   Altera Corp.*<F7>                                         162,431
     6,000   Intel Corp.                                               120,360
                                                                   -----------
                                                                       282,791
                                                                   -----------

SOFTWARE: 11.4%
     6,000   Autodesk, Inc.                                            291,780
     9,500   Dendrite
               International, Inc.*<F7>                                153,140
    10,000   First Data Corp.                                          435,000
     3,300   Global Payments Inc.                                      176,715
     2,000   Microsoft Corp.                                            55,300
    17,400   Oracle Corp.*<F7>                                         196,272
                                                                   -----------
                                                                     1,308,207
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $7,322,373)                                                 10,130,927
                                                                   -----------

SHORT-TERM INVESTMENT: 12.2%
 1,410,397   Cash Trust Series II -
               Treasury Cash Series II
               (cost $1,410,397)                                     1,410,397
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $8,732,770):  100.4%                                        11,541,324
Liabilities in excess
  of Other Assets:  (0.4)%                                             (49,069)
                                                                   -----------
NET ASSETS:  100.0%                                                $11,492,255
                                                                   -----------
                                                                   -----------

*<F7>  Non-income producing security.

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $8,732,770)           $11,541,324
   Receivables:
       Fund shares sold                                                    245
       Dividends and interest                                            7,353
   Prepaid expenses and other assets                                     8,342
                                                                   -----------
           Total assets                                             11,557,264
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                             19,832
       Administration fees                                               2,464
       Advisory fees                                                       785
       Fund accounting fees                                              9,680
       Transfer agent fees                                              10,670
       Custody fees                                                      1,280
   Accrued expenses                                                     20,298
                                                                   -----------
           Total liabilities                                            65,009
                                                                   -----------

NET ASSETS                                                         $11,492,255
                                                                   -----------
                                                                   -----------
Shares outstanding
  (unlimited number of shares authorized, without par value)           332,105
                                                                   -----------
                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $     34.60
                                                                   -----------
                                                                   -----------


COMPONENTS OF NET ASSETS
   Paid-in capital                                                   7,860,243
   Undistributed net investment loss                                   (26,205)
   Accumulated net realized gain on investments                        849,663
   Net unrealized appreciation on investments                        2,808,554
                                                                   -----------
           Net assets                                              $11,492,255
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $371 foreign withholding tax)                $ 70,896
       Interest                                                          2,337
                                                                      --------
           Total income                                                 73,233
                                                                      --------
   Expenses
       Advisory fees                                                    38,775
       Administration fees                                              15,030
       Transfer agent fees                                              12,032
       Fund accounting fees                                             11,029
       Audit fees                                                        8,274
       Reports to shareholders                                           3,761
       Trustee fees                                                      2,758
       Registration fees                                                 2,758
       Legal fees                                                        2,507
       Custody fees                                                      2,106
       Miscellaneous                                                     1,755
       Insurance fees                                                      426
                                                                      --------
           Total expenses                                              101,211
           Less:  fees waived                                           (1,773)
                                                                      --------
           Net Expenses                                                 99,438
                                                                      --------
               NET INVESTMENT LOSS                                     (26,205)
                                                                      --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    278,076
   Change in net unrealized appreciation on investments                 25,804
                                                                      --------
       Net realized and unrealized gain on investments                 303,880
                                                                      --------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $277,675
                                                                      --------
                                                                      --------

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED        YEAR ENDED
                                                         SEPTEMBER 30, 2004#<F9>   MARCH 31, 2004
                                                         -----------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                          $   (26,205)        $   (51,074)
   Net realized gain on investments                                 278,076             973,774
   Change in net unrealized
     appreciation on investments                                     25,804           2,000,772
                                                                -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                  277,675           2,923,472
                                                                -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                            --                  --
   From net realized gain                                                --            (395,514)
                                                                -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               --            (395,514)
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets derived
     from net change in outstanding shares (a)<F8>                1,093,765          (2,402,753)
                                                                -----------         -----------
       TOTAL INCREASE IN NET ASSETS                               1,371,440             125,205
                                                                -----------         -----------

NET ASSETS
   Beginning of period                                           10,120,815           9,995,610
                                                                -----------         -----------
   END OF PERIOD                                                $11,492,255         $10,120,815
                                                                -----------         -----------
                                                                -----------         -----------

(a)<F8>  A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED          YEAR ENDED
                                SEPTEMBER 30, 2004#<F9>     MARCH 31, 2004
                                -----------------------     --------------
                                   Shares       Value     Shares      Value
                                   ------       -----     ------      -----
Shares sold                         55,303   $1,879,545    18,519  $   576,528
Shares issued in reinvestment
  of distributions                      --           --    11,286      356,651
Shares redeemed                    (22,960)    (785,780) (111,682)  (3,335,932)
                                   -------   ----------  --------  -----------
Net increase (decrease)             32,343   $1,093,765   (81,877) $(2,402,753)
                                   -------   ----------  --------  -----------
                                   -------   ----------  --------  -----------

#<F9>  Unaudited.

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                   SIX MONTHS
                                     ENDED
                                 SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                   2004#<F10>        2004           2003           2002           2001           2000
                                 -------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                $33.76         $26.19         $34.76         $32.65         $40.66         $38.24
                                     ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                        0.08          (0.17)         (0.02)          0.04           0.16           0.06
Net realized and
  unrealized gain (loss)
  on investments                       0.76           9.12          (6.76)          3.06          (4.37)          6.48
                                     ------         ------         ------         ------         ------         ------
     Total from
       investment
       operations                      0.84           8.95          (6.78)          3.10          (4.21)          6.54
                                     ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
From net investment
  income                                 --             --          (0.04)         (0.06)         (0.10)         (0.11)
From net realized gain                   --          (1.38)         (1.75)         (0.93)         (3.70)         (4.01)
                                     ------         ------         ------         ------         ------         ------
     Total distributions                 --          (1.38)         (1.79)         (0.99)         (3.80)         (4.12)
                                     ------         ------         ------         ------         ------         ------
     Net asset value,
       end of period                 $34.60         $33.76         $26.19         $34.76         $32.65         $40.66
                                     ------         ------         ------         ------         ------         ------
                                     ------         ------         ------         ------         ------         ------
     Total return                      2.49%^<F11>   34.52%        (19.65)%         9.63%        (11.31)%        18.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                   $11.5          $10.1          $10.0          $14.4          $12.6          $12.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived                     1.82%+<F12>    1.91%          1.89%          1.59%          1.51%          1.46%
After fees waived                      1.79%+<F12>    1.91%          1.89%          1.59%          1.51%          1.46%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived                    (0.50)%+<F12>  (0.52)%        (0.09)%         0.11%          0.31%          0.15%
After fees waived                     (0.47)%+<F12>  (0.52)%        (0.09)%         0.11%          0.31%          0.15%
Portfolio turnover rate                9.37%^<F11>   24.18%         16.94%          9.80%         20.85%         25.93%

#<F10>    Unaudited.
^<F11>    Not Annualized.
+<F12>    Annualized.

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

   Hester Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on October 12, 1988.

   Hester Capital Management, L.L.C., the Fund's Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with assets of approximately $1.2 billion. Mr. I. Craig Hester, President, and Mr. John Gunthorp, Executive Vice President, are responsible for the management of the Fund's portfolio. Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund and was managed by Herbert R. Smith & Co., Inc. Prior to July 31, 2002, the Fund was known as the Avondale Hester Total Return Fund.

   The Fund's investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity and higher-quality fixed income debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

       Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

   B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   For the six months ended September 30, 2004, Hester Capital Management, L.L.C., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets, 0.60% on the next $300 million of net assets, and 0.50% on net assets exceeding $500 million. For the six months ended September 30, 2004, the Fund incurred $38,775 in advisory fees.

   The Fund is responsible for its own operating expenses. Beginning August 1, 2004, the Advisor has contractually agreed to limit the Fund's expenses through July 31, 2005, by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.70%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period August 1, 2004 through September 30, 2004, the Advisor waived $1,773 in fees.

   At September 30, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $1,773. The Advisor may recapture a portion of the above amount no later than the date stated below:

                                                March 31, 2008
                                                --------------
       Hester Total Return Fund                     $1,773

   The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000. For the six months ended September 30, 2004, the Fund incurred $15,030 in Administration fees.

   U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the six months ended September 30, 2004, was $945,898 and $1,145,644, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   On December 19, 2003, a distribution of $1.376 per share was declared. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003.

   The tax character of distributions paid during the six months ended September 30, 2004 and the year ended March 31, 2004:

                                     Six Months Ended
                                    September 30, 2004    March 31, 2004
                                    ------------------    --------------
Distributions paid from:
   Ordinary income                            --            $  9,294
   Long-term capital gain                     --             386,220
                                        --------            --------
                                              --            $395,514

   As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

   Cost of investments                                      $7,363,721
                                                            ----------
   Gross tax unrealized appreciation                         3,186,307
   Gross tax unrealized depreciation                          (403,557)
                                                            ----------
   Net tax unrealized appreciation                          $2,782,750
                                                            ----------
                                                            ----------
   Undistributed ordinary income                            $   22,656
   Undistributed long-term capital gain                        548,931
                                                            ----------
   Total distributable earnings                             $  571,587
                                                            ----------
                                                            ----------
   Other accumulated gains/(losses)                         $       --
                                                            ----------
   Total accumulated earnings/(losses)                      $3,354,337
                                                            ----------
                                                            ----------

FEDERAL TAX INFORMATION (Unaudited)

The Hester Total Return Fund designates 100.0% of the dividends declared from net investment income during the year ended March 31, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended March 31, 2004, 100.0% of the ordinary distributions paid by the Hester Total Return Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Hester Total Return Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 811-0215 and by accessing the Fund's website at www.hestercapital.com. Furthermore, you can
                                   ----------------------
obtain the description on the SEC's website at www.sec.gov.
                                               -----------

Information regarding how the Hester Total Return Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0215. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Hester Total Return Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling toll-free at (866) 811-0215. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                -----------

MANAGEMENT OF THE FUND (Unaudited)

   The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                          TERM OF       PRINCIPAL                                IN FUND
                              POSITION    OFFICE AND    OCCUPATION                               COMPLEX***<F15>   OTHER
NAME, ADDRESS                 WITH        LENGTH OF     DURING PAST                              OVERSEEN          DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED   FIVE YEARS                               BY TRUSTEES       HELD
-------------                 ---------   -----------   -----------                              ---------------   -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F13>        Chairman    Indefinite    President, Talon                         1                 None.
(born 1943)                   and         Term          Industries, Inc.
2020 E. Financial Way         Trustee     since         (administrative,
Suite 100                                 May 1991.     management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F13>         Trustee     Indefinite    Retired.  Formerly Senior                1                 None.
(born 1939)                               Term          Vice President, Rockefeller
2020 E. Financial Way                     since         Trust Co.; Financial
Suite 100                                 May 1991.     Counselor, Rockefeller
Glendora, CA 91741                                      & Co.

Carl A. Froebel*<F13>         Trustee     Indefinite    Private Investor.  Formerly              1                 None.
(born 1938)                               Term          Managing Director, Premier
2020 E. Financial Way                     since         Solutions, Ltd.  Formerly
Suite 100                                 May 1991.     President and Founder,
Glendora, CA 91741                                      National Investor Data
                                                        Services, Inc. (investment
                                                        related computer software).

Rowley W.P. Redington*<F13>   Trustee     Indefinite    President; Intertech                     1                 None.
(born 1944)                               Term          Computer Services Corp.
2020 E. Financial Way                     since         (computer services and
Suite 100                                 May 1991.     consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F14>     Trustee     Indefinite    Consultant since July                    1                 Trustee, Managers
(born 1950)                               Term          2001; formerly, Executive                                  Funds.
2020 E. Financial Way                     since         Vice President, Investment
Suite 100                                 May 1991.     Company Administration,
Glendora, CA 91741                                      LLC ("ICA") (mutual
                                                        fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite    Vice President, U.S.                     1                 Not
(born 1947)                               Term since    Bancorp Fund Services,                                     Applicable.
2020 E. Financial Way                     August 2002.  LLC since July 2001;
Suite 100                     Chief       Indefinite    formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since    President, ICA (May
                              Officer     September     1997-July 2001).
                                          2004.

Eric W. Falkeis               Treasurer   Indefinite    Vice President, U.S.                     1                 Not
(born 1973)                               Term since    Bancorp Fund Services,                                     Applicable.
615 East Michigan St.                     August 2002.  LLC since 1997; Chief
Milwaukee, WI 53202                                     Financial Officer, Quasar
                                                        Distributors, LLC since 2000.

Chad E. Fickett               Secretary   Indefinite    Assistant Vice President,                1                 Not
(born 1973)                               Term since    U.S. Bancorp Fund Services,                                Applicable.
615 East Michigan St.                     March 2002.   LLC since July 2000.
Milwaukee, WI 53202

  *<F13> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F14> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F15> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Advisor
                       HESTER CAPITAL MANAGEMENT, L.L.C.
                      1301 S. Mo-Pac Expressway, Suite 350
                               Austin, TX  78746

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                  866-811-0215

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant had adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               ---------------------------------------
                               Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F16> /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     By (Signature and Title)*<F16> /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date    12-6-04
           ----------------------------------

*<F16> Print the name and title of each signing officer under his or her signature.